Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 17,211	$ 5,056	$ 3,525